Inventory	12 Months Ended
Apr. 28, 2024
Inventory Disclosure [Abstract]
Inventory	Inventory Inventories consist of the following:

	April 28, 2024	April 30, 2023
Beverage	$672	$545
Food	277	257
Total	$949	$802